CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Redeemable Series A convertible preferred stock shares issued	555,556
Redeemable Series A convertible preferred stock shares outstanding	555,556
Stockholders' equity:
Series A convertible preferred stock, par value	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized	100,000,000	100,000,000
Series A convertible preferred stock, shares issued	6,234,845	2,222,223
Series A convertible preferred stock, shares outstanding	6,234,845	2,222,223
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	7,183,501	5,167,423
Common stock, shares outstanding	7,183,501	5,167,423